Lease Liabilities - Summary of Maturities Analysis of Lease Liabilities (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 11,938
2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	4,405
2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	4,143
2025
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	2,456
2026
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	838
2027
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	$ 96